JPMORGAN TRUST IV

270 Park Avenue

New York, N.Y. 10017

VIA EDGAR

November 16, 2017

Alison White

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”)

File Nos. 811-23117 and 333-208312

Dear Ms. White:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 40 (Amendment No. 41 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering Agency, Capital, IM Shares and Institutional Class Shares for the Fund under the Trust. JPMorgan Institutional Tax Free Money Market Fund aims to provide current income, while seeking to maintain liquidity and a low volatility of principal.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary